Expense Example, No Redemption	Feb. 26, 2025 USD ($)
Calamos Market Neutral Income Fund | Calamos Market Neutral Income Fund | Class A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 396
Expense Example, No Redemption, 3 Years	652
Expense Example, No Redemption, 5 Years	927
Expense Example, No Redemption, 10 Years	1,712
Calamos Market Neutral Income Fund | Calamos Market Neutral Income Fund | Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	200
Expense Example, No Redemption, 3 Years	618
Expense Example, No Redemption, 5 Years	1,062
Expense Example, No Redemption, 10 Years	2,296
Calamos Market Neutral Income Fund | Calamos Market Neutral Income Fund | Class I
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	99
Expense Example, No Redemption, 3 Years	309
Expense Example, No Redemption, 5 Years	536
Expense Example, No Redemption, 10 Years	1,190
Calamos Market Neutral Income Fund | Calamos Market Neutral Income Fund | Class R6
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	91
Expense Example, No Redemption, 3 Years	284
Expense Example, No Redemption, 5 Years	493
Expense Example, No Redemption, 10 Years	1,096
Calamos Hedged Equity Fund | Calamos Hedged Equity Fund | Class A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	587
Expense Example, No Redemption, 3 Years	823
Expense Example, No Redemption, 5 Years	1,078
Expense Example, No Redemption, 10 Years	1,806
Calamos Hedged Equity Fund | Calamos Hedged Equity Fund | Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	193
Expense Example, No Redemption, 3 Years	597
Expense Example, No Redemption, 5 Years	1,026
Expense Example, No Redemption, 10 Years	2,222
Calamos Hedged Equity Fund | Calamos Hedged Equity Fund | Class I
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	92
Expense Example, No Redemption, 3 Years	287
Expense Example, No Redemption, 5 Years	498
Expense Example, No Redemption, 10 Years	1,108
Calamos Phineus Long/Short Fund | Calamos Phineus Long/Short Fund | Class A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	710
Expense Example, No Redemption, 3 Years	1,199
Expense Example, No Redemption, 5 Years	1,714
Expense Example, No Redemption, 10 Years	3,119
Calamos Phineus Long/Short Fund | Calamos Phineus Long/Short Fund | Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	322
Expense Example, No Redemption, 3 Years	983
Expense Example, No Redemption, 5 Years	1,669
Expense Example, No Redemption, 10 Years	3,494
Calamos Phineus Long/Short Fund | Calamos Phineus Long/Short Fund | Class I
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	222
Expense Example, No Redemption, 3 Years	685
Expense Example, No Redemption, 5 Years	1,175
Expense Example, No Redemption, 10 Years	2,524
Calamos Merger Arbitrage Fund | Calamos Merger Arbitrage Fund | Class A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	488
Expense Example, No Redemption, 3 Years	2,244
Expense Example, No Redemption, 5 Years	4,382
Expense Example, No Redemption, 10 Years	8,464
Calamos Merger Arbitrage Fund | Calamos Merger Arbitrage Fund | Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	294
Expense Example, No Redemption, 3 Years	2,219
Expense Example, No Redemption, 5 Years	4,478
Expense Example, No Redemption, 10 Years	8,674
Calamos Merger Arbitrage Fund | Calamos Merger Arbitrage Fund | Class I
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	194
Expense Example, No Redemption, 3 Years	1,959
Expense Example, No Redemption, 5 Years	4,136
Expense Example, No Redemption, 10 Years	8,330
Calamos Convertible Fund | Calamos Convertible Fund | Class A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	338
Expense Example, No Redemption, 3 Years	576
Expense Example, No Redemption, 5 Years	833
Expense Example, No Redemption, 10 Years	1,569
Calamos Convertible Fund | Calamos Convertible Fund | Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	191
Expense Example, No Redemption, 3 Years	591
Expense Example, No Redemption, 5 Years	1,016
Expense Example, No Redemption, 10 Years	2,201
Calamos Convertible Fund | Calamos Convertible Fund | Class I
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	90
Expense Example, No Redemption, 3 Years	281
Expense Example, No Redemption, 5 Years	488
Expense Example, No Redemption, 10 Years	1,084
Calamos Global Convertible Fund | Calamos Global Convertible Fund | Class A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	359
Expense Example, No Redemption, 3 Years	643
Expense Example, No Redemption, 5 Years	948
Expense Example, No Redemption, 10 Years	1,812
Calamos Global Convertible Fund | Calamos Global Convertible Fund | Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	213
Expense Example, No Redemption, 3 Years	658
Expense Example, No Redemption, 5 Years	1,129
Expense Example, No Redemption, 10 Years	2,431
Calamos Global Convertible Fund | Calamos Global Convertible Fund | Class I
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	112
Expense Example, No Redemption, 3 Years	350
Expense Example, No Redemption, 5 Years	606
Expense Example, No Redemption, 10 Years	1,340
Calamos Timpani Small Cap Growth Fund | Calamos Timpani Small Cap Growth Fund | Class A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	601
Expense Example, No Redemption, 3 Years	878
Expense Example, No Redemption, 5 Years	1,175
Expense Example, No Redemption, 10 Years	2,018
Calamos Timpani Small Cap Growth Fund | Calamos Timpani Small Cap Growth Fund | Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	208
Expense Example, No Redemption, 3 Years	653
Expense Example, No Redemption, 5 Years	1,124
Expense Example, No Redemption, 10 Years	2,427
Calamos Timpani Small Cap Growth Fund | Calamos Timpani Small Cap Growth Fund | Class I
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	107
Expense Example, No Redemption, 3 Years	345
Expense Example, No Redemption, 5 Years	601
Expense Example, No Redemption, 10 Years	1,336
Calamos Timpani Small Cap Growth Fund | Calamos Timpani Small Cap Growth Fund | Class R6
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	97
Expense Example, No Redemption, 3 Years	313
Expense Example, No Redemption, 5 Years	548
Expense Example, No Redemption, 10 Years	1,220
Calamos Timpani SMID Growth Fund | Calamos Timpani SMID Growth Fund | Class A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	606
Expense Example, No Redemption, 3 Years	975
Expense Example, No Redemption, 5 Years	1,367
Expense Example, No Redemption, 10 Years	2,464
Calamos Timpani SMID Growth Fund | Calamos Timpani SMID Growth Fund | Class I
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	112
Expense Example, No Redemption, 3 Years	447
Expense Example, No Redemption, 5 Years	806
Expense Example, No Redemption, 10 Years	1,817
Calamos Timpani SMID Growth Fund | Calamos Timpani SMID Growth Fund | Class R6
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	109
Expense Example, No Redemption, 3 Years	438
Expense Example, No Redemption, 5 Years	790
Expense Example, No Redemption, 10 Years	1,784
Calamos Growth Fund | Calamos Growth Fund | Class A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	600
Expense Example, No Redemption, 3 Years	865
Expense Example, No Redemption, 5 Years	1,149
Expense Example, No Redemption, 10 Years	1,958
Calamos Growth Fund | Calamos Growth Fund | Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	207
Expense Example, No Redemption, 3 Years	640
Expense Example, No Redemption, 5 Years	1,098
Expense Example, No Redemption, 10 Years	2,369
Calamos Growth Fund | Calamos Growth Fund | Class I
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	106
Expense Example, No Redemption, 3 Years	331
Expense Example, No Redemption, 5 Years	574
Expense Example, No Redemption, 10 Years	1,271
Calamos Growth & Income Fund | Calamos Growth & Income Fund | Class A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	577
Expense Example, No Redemption, 3 Years	793
Expense Example, No Redemption, 5 Years	1,027
Expense Example, No Redemption, 10 Years	1,697
Calamos Growth & Income Fund | Calamos Growth & Income Fund | Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	183
Expense Example, No Redemption, 3 Years	566
Expense Example, No Redemption, 5 Years	975
Expense Example, No Redemption, 10 Years	2,116
Calamos Growth & Income Fund | Calamos Growth & Income Fund | Class I
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	82
Expense Example, No Redemption, 3 Years	255
Expense Example, No Redemption, 5 Years	444
Expense Example, No Redemption, 10 Years	990
Calamos Growth & Income Fund | Calamos Growth & Income Fund | Class R6
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	75
Expense Example, No Redemption, 3 Years	233
Expense Example, No Redemption, 5 Years	406
Expense Example, No Redemption, 10 Years	906
Calamos Dividend Growth Fund | Calamos Dividend Growth Fund | Class A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	606
Expense Example, No Redemption, 3 Years	1,010
Expense Example, No Redemption, 5 Years	1,440
Expense Example, No Redemption, 10 Years	2,632
Calamos Dividend Growth Fund | Calamos Dividend Growth Fund | Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	213
Expense Example, No Redemption, 3 Years	789
Expense Example, No Redemption, 5 Years	1,392
Expense Example, No Redemption, 10 Years	3,024
Calamos Dividend Growth Fund | Calamos Dividend Growth Fund | Class I
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	112
Expense Example, No Redemption, 3 Years	485
Expense Example, No Redemption, 5 Years	883
Expense Example, No Redemption, 10 Years	1,998
Calamos Select Fund | Calamos Select Fund | Class A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	587
Expense Example, No Redemption, 3 Years	902
Expense Example, No Redemption, 5 Years	1,239
Expense Example, No Redemption, 10 Years	2,191
Calamos Select Fund | Calamos Select Fund | Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	193
Expense Example, No Redemption, 3 Years	678
Expense Example, No Redemption, 5 Years	1,190
Expense Example, No Redemption, 10 Years	2,595
Calamos Select Fund | Calamos Select Fund | Class I
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	92
Expense Example, No Redemption, 3 Years	370
Expense Example, No Redemption, 5 Years	670
Expense Example, No Redemption, 10 Years	1,522
Calamos International Growth Fund | Calamos International Growth Fund | Class A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	591
Expense Example, No Redemption, 3 Years	878
Expense Example, No Redemption, 5 Years	1,186
Expense Example, No Redemption, 10 Years	2,058
Calamos International Growth Fund | Calamos International Growth Fund | Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	198
Expense Example, No Redemption, 3 Years	654
Expense Example, No Redemption, 5 Years	1,136
Expense Example, No Redemption, 10 Years	2,467
Calamos International Growth Fund | Calamos International Growth Fund | Class I
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	97
Expense Example, No Redemption, 3 Years	345
Expense Example, No Redemption, 5 Years	614
Expense Example, No Redemption, 10 Years	1,380
Calamos International Growth Fund | Calamos International Growth Fund | Class R6
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	88
Expense Example, No Redemption, 3 Years	317
Expense Example, No Redemption, 5 Years	565
Expense Example, No Redemption, 10 Years	1,276
Calamos Evolving World Growth Fund | Calamos Evolving World Growth Fund | Class A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	601
Expense Example, No Redemption, 3 Years	938
Expense Example, No Redemption, 5 Years	1,298
Expense Example, No Redemption, 10 Years	2,309
Calamos Evolving World Growth Fund | Calamos Evolving World Growth Fund | Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	208
Expense Example, No Redemption, 3 Years	715
Expense Example, No Redemption, 5 Years	1,249
Expense Example, No Redemption, 10 Years	2,710
Calamos Evolving World Growth Fund | Calamos Evolving World Growth Fund | Class I
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	107
Expense Example, No Redemption, 3 Years	409
Expense Example, No Redemption, 5 Years	732
Expense Example, No Redemption, 10 Years	1,649
Calamos Global Equity Fund | CALAMOS GLOBAL EQUITY FUND | CLASS A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	611
Expense Example, No Redemption, 3 Years	901
Expense Example, No Redemption, 5 Years	1,213
Expense Example, No Redemption, 10 Years	2,094
Calamos Global Equity Fund | CALAMOS GLOBAL EQUITY FUND | CLASS C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	218
Expense Example, No Redemption, 3 Years	677
Expense Example, No Redemption, 5 Years	1,163
Expense Example, No Redemption, 10 Years	2,502
Calamos Global Equity Fund | CALAMOS GLOBAL EQUITY FUND | CLASS I
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	117
Expense Example, No Redemption, 3 Years	370
Expense Example, No Redemption, 5 Years	642
Expense Example, No Redemption, 10 Years	1,419
Calamos Global Equity Fund | CALAMOS GLOBAL EQUITY FUND | Class R6
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	111
Expense Example, No Redemption, 3 Years	351
Expense Example, No Redemption, 5 Years	610
Expense Example, No Redemption, 10 Years	1,350
Calamos Global Opportunities Fund | Calamos Global Opportunities Fund | Class A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	593
Expense Example, No Redemption, 3 Years	890
Expense Example, No Redemption, 5 Years	1,209
Expense Example, No Redemption, 10 Years	2,109
Calamos Global Opportunities Fund | Calamos Global Opportunities Fund | Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	200
Expense Example, No Redemption, 3 Years	666
Expense Example, No Redemption, 5 Years	1,159
Expense Example, No Redemption, 10 Years	2,516
Calamos Global Opportunities Fund | Calamos Global Opportunities Fund | Class I
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	99
Expense Example, No Redemption, 3 Years	358
Expense Example, No Redemption, 5 Years	637
Expense Example, No Redemption, 10 Years	1,434
Calamos International Small Cap Growth Fund | Calamos International Small Cap Growth Fund | Class A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	606
Expense Example, No Redemption, 3 Years	1,584
Expense Example, No Redemption, 5 Years	2,565
Expense Example, No Redemption, 10 Years	5,020
Calamos International Small Cap Growth Fund | Calamos International Small Cap Growth Fund | Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	213
Expense Example, No Redemption, 3 Years	1,378
Expense Example, No Redemption, 5 Years	2,528
Expense Example, No Redemption, 10 Years	5,334
Calamos International Small Cap Growth Fund | Calamos International Small Cap Growth Fund | Class I
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	112
Expense Example, No Redemption, 3 Years	1,092
Expense Example, No Redemption, 5 Years	2,079
Expense Example, No Redemption, 10 Years	4,573
Calamos International Small Cap Growth Fund | Calamos International Small Cap Growth Fund | Class R6
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	109
Expense Example, No Redemption, 3 Years	1,083
Expense Example, No Redemption, 5 Years	2,065
Expense Example, No Redemption, 10 Years	4,549
Calamos Total Return Bond Fund | CALAMOS TOTAL RETURN BOND FUND | CLASS A SHARES
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	315
Expense Example, No Redemption, 3 Years	566
Expense Example, No Redemption, 5 Years	837
Expense Example, No Redemption, 10 Years	1,610
Calamos Total Return Bond Fund | CALAMOS TOTAL RETURN BOND FUND | CLASS C SHARES
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	168
Expense Example, No Redemption, 3 Years	581
Expense Example, No Redemption, 5 Years	1,020
Expense Example, No Redemption, 10 Years	2,241
Calamos Total Return Bond Fund | CALAMOS TOTAL RETURN BOND FUND | CLASS I SHARES
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	66
Expense Example, No Redemption, 3 Years	270
Expense Example, No Redemption, 5 Years	492
Expense Example, No Redemption, 10 Years	1,128
Calamos High Income Opportunities Fund | Calamos High Income Opportunities Fund | Class A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	325
Expense Example, No Redemption, 3 Years	613
Expense Example, No Redemption, 5 Years	923
Expense Example, No Redemption, 10 Years	1,803
Calamos High Income Opportunities Fund | Calamos High Income Opportunities Fund | Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	178
Expense Example, No Redemption, 3 Years	628
Expense Example, No Redemption, 5 Years	1,105
Expense Example, No Redemption, 10 Years	2,422
Calamos High Income Opportunities Fund | Calamos High Income Opportunities Fund | Class I
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	77
Expense Example, No Redemption, 3 Years	319
Expense Example, No Redemption, 5 Years	581
Expense Example, No Redemption, 10 Years	1,330
Calamos Short-Term Bond Fund | Calamos Short-Term Bond Fund | Class A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	288
Expense Example, No Redemption, 3 Years	422
Expense Example, No Redemption, 5 Years	568
Expense Example, No Redemption, 10 Years	994
Calamos Short-Term Bond Fund | Calamos Short-Term Bond Fund | Class I
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	39
Expense Example, No Redemption, 3 Years	122
Expense Example, No Redemption, 5 Years	213
Expense Example, No Redemption, 10 Years	$ 480